******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07095
Reporting Period: 07/01/2003 - 06/30/2004
T. Rowe Price Summit Municipal Funds, Inc.


                                   FORM N-PX
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         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number    811-7095

                   T. Rowe Price Summit Municipal Funds, Inc.
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               (Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland  21202
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(Address of principal executive offices)

                                Stephen V. Booth
                              100 East Pratt Street
                            Baltimore, Maryland 21202
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (410) 345-4762

Date of fiscal year end:   10/31

Date of reporting period:   7/1/03 to 6/30/04

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Summit Municipal Funds, Inc.

By (Signature and Title)  /s/ Stephen V. Booth
                              Stephen V. Booth, Vice-President
Date   August 11, 2004




========================= SUMMIT MUNICIPAL INCOME FUND =========================

The Fund held no securities during the period covered by this report in which there was a securityholder vote. Accordingly, there are no proxy votes to report.


====================== SUMMIT MUNICIPAL INTERMEDIATE FUND ======================

The Fund held no securities during the period covered by this report in which there was a securityholder vote. Accordingly, there are no proxy votes to report.


====================== SUMMIT MUNICIPAL MONEY MARKET FUND ======================

The Fund held no securities during the period covered by this report in which there was a securityholder vote. Accordingly, there are no proxy votes to report.